RELATED PARTY TRANSACTIONS - Key Management Personnel Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Printing and legal services, outstanding balance	$ 810
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Printing and legal services	13	$ 17
Printing and legal services, outstanding balance	$ 0	$ 0